Fair Value Measurements - Investments measured at fair value (Details) - 401(k) Savings Plan and Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Participant directed investments, at fair value	$ 117,583,839	$ 99,305,158
Fair value
Fair Value Measurements
Participant directed investments, at fair value	77,182,971	64,560,967
Level 1
Fair Value Measurements
Participant directed investments, at fair value	77,182,569	64,560,533
Level 2
Fair Value Measurements
Participant directed investments, at fair value	402	434
Registered investment companies | Fair value
Fair Value Measurements
Participant directed investments, at fair value	64,595,143	52,041,333
Registered investment companies | Level 1
Fair Value Measurements
Participant directed investments, at fair value	64,595,143	52,041,333
Company stock | Fair value
Fair Value Measurements
Participant directed investments, at fair value	12,587,426	12,519,200
Company stock | Level 1
Fair Value Measurements
Participant directed investments, at fair value	12,587,426	12,519,200
Money market account | Fair value
Fair Value Measurements
Participant directed investments, at fair value	402	434
Money market account | Level 2
Fair Value Measurements
Participant directed investments, at fair value	402	434
Diversified Equity Portfolio | NAV
Fair Value Measurements
Participant directed investments, at fair value	12,269,037	10,807,035
Strategic Dividend Fund | NAV
Fair Value Measurements
Participant directed investments, at fair value	5,531,072	4,516,901
Bond Fund | NAV
Fair Value Measurements
Participant directed investments, at fair value	6,225,407	5,937,597
Balanced Fund | NAV
Fair Value Measurements
Participant directed investments, at fair value	10,702,191	8,755,412
Stable Value Fund | NAV
Fair Value Measurements
Participant directed investments, at fair value	$ 5,673,161	$ 4,727,246